Employee Benefit Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Domestic Pension Plans Of Foreign Entity Defined Benefit 1 [Domain]
Employee Benefit Plan Compensation And Retirement [Line Items]
Pension liabilities, current	$ 4,194,000	$ 4,151,000
Pension liabilities, noncurrent	546,636,000	602,713,000
Accumulated benefit obligation for all defined benefit plans	750,222,000	811,359,000
Accumulated benefit obligation for all defined benefit plans with an obligation in excess of plan assets	750,222,000
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Expected Funding for 2014	15,506,257
Voluntary Contribution	758,710
Change in benefit obligations
Benefit obligation beginning of year	877,722,000	660,860,000
Foreign currency translation	39,406,000	46,505,000
Service cost	24,936,000	18,617,000
Interest cost	27,783,000	29,513,000
Transfer of plan participants	(102,000)	220,000
amendments	(879,000)
Actuarial (gain) loss	(56,840,000)	234,199,000
Benefits paid	22,227,000	19,182,000
Benefit Obligation End Of Year	810,987,000	877,722,000
Change in plan assets
Fair value of plan assets at beginning of year	270,858,000	248,495,000
Actual return on plan assets	(11,159,000)	(3,600,000)
Employer contributions	20,098,000	42,365,000
Benefits paid, fair value	(19,640,000)	(16,402,000)
Fair value of plan assets at end of year	260,157,000	270,858,000
Funded status, end of year
Funded status at end of year	550,830,000	606,864,000
Net amount recognized
Benefit plans offered by other subsidiaries	41,595,000	41,990,000
Net amount recognized	592,425,000	648,854,000
Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]
Employee Benefit Plan Compensation And Retirement [Line Items]
Accumulated benefit obligation for all defined benefit plans	333,320,000	383,453,000
United States Pension Plans of US Entity, Defined Benefit [Member]
Employee Benefit Plan Compensation And Retirement [Line Items]
Accumulated benefit obligation for all defined benefit plans	$ 477,667,000	$ 494,269,000